Notes to the consolidated financial statements (Tables)	9 Months Ended
Sep. 30, 2022
Notes to the consolidated financial statements
Schedule of revenue from contract with customers recognized

	Nine months ended September 30
	2021	2022
	EUR k	EUR k
Belgium
GSK	49,621	52,746
Germany
Boehringer Ingelheim	9,990	—
Switzerland
CRISPR	831	1,646
Netherlands
Genmab	1,323	1,339
Total	61,765	55,731

Summary of upfront payments and related revenues recognized

		Upfront and	Upfront and	Revenue recognized from
		milestones payments included	milestones payments included	upfront and milestones payments
	Upfront and milestone	in contract	in contract	for nine months ended
	payments	liabilities at	liabilities at	September 30,
Customer	September 30, 2022	December 31, 2021	September 30, 2022	2021	2022

		(EUR k)	(EUR k)	(EUR k)
GSK	EUR 205,000k (EUR 10,000k milestone payment included)	135,494	106,788	38,315	38,705
CRISPR	USD 3,000k (EUR 2,524k)*	1,239	1,007	232	232
Boehringer Ingelheim	EUR 30,000k	—	—	9,990	—
Genmab	USD 10,000k (EUR 8,937k)*	5,362	4,022	1,341	1,341
Total		142,095	111,817	49,878	40,278

* Translated at the currency exchange rate prevailing on the transaction date.

Schedule of contract balances

	December 31,	September 30,
	2021	2022
	EUR k	EUR k
Trade receivables	18,504	6,170
Contract liabilities	142,095	111,817

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	Nine months ended September 30,
	2021	2022
	EUR k	EUR k
Personnel	(14,897)	(19,076)
Materials	(13,945)	(48,962)
Third-party services	(130,795)	(24,030)
Maintenance and lease	(3,227)	(1,479)
Amortization and depreciation	(2,944)	(9,757)
Other	(2,369)	(688)
Total	(168,177)	(103,992)

Selling and distribution expenses consist of the following:

	Nine months ended September 30,
	2021	2022
	EUR k	EUR k
Personnel	(943)	(1,467)
Amortization and depreciation	(65)	(38)
Other	(224)	(320)
Total	(1,232)	(1,825)

R&D expenses consists of the following:

	Nine months ended September 30,
	2021	2022
	EUR k	EUR k
Materials	(5,893)	(29,618)
Personnel	(25,209)	(24,326)
Amortization and depreciation	(3,051)	(3,866)
Patents and fees to register a legal right	(2,372)	(2,536)
Third-party services	(246,185)	28,525
Maintenance and lease	(291)	(789)
Other	(1,727)	(2,324)
Total	(284,728)	(34,934)

General and administrative expenses consist of the following:

	Nine months ended September 30,
	2021	2022
	EUR k	EUR k
Personnel	(30,039)	(27,971)
Maintenance and lease	(2,106)	(4,614)
Third-party services	(28,699)	(19,607)
Legal and other professional services	(6,394)	(7,215)
Amortization and depreciation	(5,575)	(9,444)
Other	(7,974)	(9,168)
Total	(80,787)	(78,019)

Schedule of other operating income

	Nine months ended September 30,
	2021	2022
	EUR k	EUR k
Compensation for CMO/Material transfer	—	34,379
Reimbursement claim	—	610
Sale of equipment	—	310
Grants and other cost reimbursements from government agencies and similar bodies	64,307	377
Other	2,439	225
Total	66,746	35,901